CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Sub-classifications of financial information
Concessionary loans outstanding	kr 174		kr 361
Operating result of previous concessionary credit program	(17)		(19)
Administrative remuneration for concessionary loans	1		1
Comprehensive income
Interest income	19,438		6,729		kr 2,719
Interest expenses	(16,543)		(4,550)		(812)
Foreign exchange effects	2		(9)		(2)
Financial position for CIRR-system
Cash and cash equivalents	3,482	[1]	4,060	[1]	kr 11,128	[1]	kr 3,362
Derivatives	6,432		10,304
Other assets	276		285
Prepaid expenses and accrued revenues	7,994		4,162
Total assets	365,929		375,474
Derivatives	12,637		13,187
Accrued expenses and prepaid revenues	8,387		4,172
Total liabilities and equity	365,929		375,474
Committed undisbursed loans	54,975		75,369
CIRR-System
Comprehensive income
Interest income	2,329		2,231
Interest expenses	(1,904)		(2,012)
Interest compensation			2
Foreign exchange effects	1		3
Profit before compensation to SEK	426		224
Administrative remuneration to SEK	(260)		(236)
Operating profit CIRR-system	166		(12)
Reimbursement to (-) / from (+) the State	(166)		12
Financial position for CIRR-system
Cash and cash equivalents	1		1
Loans	101,361		94,241
Derivatives	4,334		8,571
Other assets	179		218
Prepaid expenses and accrued revenues	1,711		1,597
Total assets	107,586		104,628
Liabilities	105,642		103,336
Derivatives	859
Accrued expenses and prepaid revenues	1,085		1,292
Total liabilities and equity	107,586		104,628
Committed undisbursed loans	kr 36,505		kr 56,265

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.